CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Current liabilities
Accounts payable, current	¥ 198,177	¥ 72,703
Amounts due to related parties	67,510	137,782
Short-term borrowings	168,844	70,036
Short-term Funding Debts	10,525,134	6,968,488
Accrued interest payable	290,446	133,993
Accrued expenses and other current liabilities	1,611,029	602,259
Non-current liabilities
Long-term Funding Debts	166,629	21,014
Long-term borrowings	¥ 289	1,762
Convertible loans | ¥		¥ 698,179
Pre-IPO Series A-1 convertible redeemable preferred shares
Non-current liabilities
Convertible redeemable shares, shares authorized	0	38,602,941
Convertible redeemable shares, shares issued	0	38,602,941
Convertible redeemable shares, shares outstanding	0	38,602,941
Convertible redeemable shares redemption value | ¥		¥ 7,792
Pre-IPO Class B ordinary shares
Non-current liabilities
Convertible redeemable shares, shares authorized	0	7,350,000
Convertible redeemable shares, shares issued	0	7,350,000
Convertible redeemable shares, shares outstanding	0	7,350,000
Convertible redeemable shares redemption value | ¥		¥ 1,443
Pre-IPO Series A-2 convertible redeemable preferred shares
Non-current liabilities
Convertible redeemable shares, shares authorized	0	39,390,757
Convertible redeemable shares, shares issued	0	39,390,757
Convertible redeemable shares, shares outstanding	0	39,390,757
Convertible redeemable shares redemption value | ¥		¥ 46,712
Pre-IPO Series B-1 convertible redeemable preferred shares
Non-current liabilities
Convertible redeemable shares, shares authorized	0	4,119,294
Convertible redeemable shares, shares issued	0	4,119,294
Convertible redeemable shares, shares outstanding	0	4,119,294
Convertible redeemable shares redemption value | ¥		¥ 34,633
Pre-IPO Series B-2 convertible redeemable preferred shares
Non-current liabilities
Convertible redeemable shares, shares authorized	0	69,152,661
Convertible redeemable shares, shares issued	0	63,775,246
Convertible redeemable shares, shares outstanding	0	63,775,246
Convertible redeemable shares redemption value | ¥		¥ 601,272
Pre-IPO Series C convertible redeemable preferred shares
Non-current liabilities
Convertible redeemable shares, shares authorized	0	53,774,149
Convertible redeemable shares, shares issued	0	2
Convertible redeemable shares, shares outstanding	0	2
Convertible redeemable shares redemption value | ¥		¥ 0
Pre-IPO Class A Ordinary Shares
Non-current liabilities
Common stock, shares authorized	0	287,610,198
Common stock, shares issued	0	110,647,199
Common stock, shares outstanding	0	110,647,199
Class A Ordinary Shares
Non-current liabilities
Common stock, shares authorized	1,889,352,801	0
Common stock, shares issued	217,070,940	0
Common stock, shares outstanding	217,070,940	0
Class B Ordinary Shares
Non-current liabilities
Common stock, shares authorized	110,647,199	0
Common stock, shares issued	110,647,199	0
Common stock, shares outstanding	110,647,199	0
VIEs
Current liabilities
Accounts payable, current | ¥	¥ 158,692	¥ 72,703
Amounts due to related parties | ¥	1,913,601	397,023
Short-term borrowings | ¥	168,844	70,036
Short-term Funding Debts | ¥	10,525,134	6,968,488
Accrued interest payable | ¥	290,446	133,993
Accrued expenses and other current liabilities | ¥	1,506,805	593,298
Non-current liabilities
Long-term Funding Debts | ¥	166,629	21,014
Long-term borrowings | ¥	289	1,762
Convertible loans | ¥	¥ 0	¥ 587,092